EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.3%
Common Stocks
Aerospace & Defense — 6.2%
Airbus SE (France)	324,508	$ 42,130,523
Boeing Co. (The)	318,024	120,998,591
Safran SA (France)	412,072	64,884,347
United Technologies Corp.	323,510	44,165,585
		272,179,046
Banks — 7.9%
Bank of America Corp.	2,752,790	80,298,884
BB&T Corp.(a)	985,378	52,589,624
Citigroup, Inc.	789,967	54,570,920
JPMorgan Chase & Co.	857,702	100,942,948
PNC Financial Services Group, Inc. (The)	401,566	56,283,491
		344,685,867
Beverages — 0.8%
PepsiCo, Inc.	246,730	33,826,683
Biotechnology — 0.2%
Exact Sciences Corp.*(a)	94,354	8,526,771
Building Products — 1.0%
Johnson Controls International PLC(a)	992,892	43,578,030
Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The)	181,127	37,534,948
Chemicals — 2.0%
FMC Corp.	402,333	35,276,557
Linde PLC (United Kingdom)	279,016	54,050,980
		89,327,537
Communications Equipment — 0.6%
Cisco Systems, Inc.	541,328	26,747,017
Consumer Finance — 1.4%
Capital One Financial Corp.	421,085	38,310,313
SLM Corp.	2,482,612	21,909,051
		60,219,364
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	914,796	55,217,087
Electric Utilities — 2.9%
American Electric Power Co., Inc.	979,863	91,803,365
Exelon Corp.	687,317	33,204,284
		125,007,649
Electrical Equipment — 0.9%
Emerson Electric Co.	578,788	38,697,766
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	687,320	23,485,724
Entertainment — 4.1%
Netflix, Inc.*	223,908	59,922,259
Walt Disney Co. (The)	919,341	119,808,519
		179,730,778
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	293,607	64,925,316
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties, Inc.	226,612	$ 29,382,512
		94,307,828
Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	179,980	51,854,038
Walmart, Inc.	628,681	74,611,861
		126,465,899
Food Products — 1.9%
Conagra Brands, Inc.(a)	870,016	26,692,091
Mondelez International, Inc. (Class A Stock)	1,007,353	55,726,768
		82,418,859
Health Care Equipment & Supplies — 3.9%
DexCom, Inc.*	122,571	18,292,496
Edwards Lifesciences Corp.*	221,356	48,678,398
Intuitive Surgical, Inc.*	79,875	43,126,909
Zimmer Biomet Holdings, Inc.	423,759	58,169,398
		168,267,201
Health Care Providers & Services — 1.1%
Guardant Health, Inc.*	47,846	3,054,010
Laboratory Corp. of America Holdings*	281,453	47,284,104
		50,338,114
Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc. (Class A Stock)	185,067	23,016,783
McDonald’s Corp.	197,326	42,367,865
		65,384,648
Insurance — 2.4%
Chubb Ltd.	362,217	58,476,312
MetLife, Inc.	995,673	46,955,939
		105,432,251
Interactive Media & Services — 6.6%
Alphabet, Inc. (Class A Stock)*	81,926	100,043,116
Alphabet, Inc. (Class C Stock)*	52,720	64,265,680
Facebook, Inc. (Class A Stock)*	455,756	81,161,028
Tencent Holdings Ltd. (China)	1,012,734	42,656,752
		288,126,576
Internet & Direct Marketing Retail — 4.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	401,564	67,153,548
Amazon.com, Inc.*	77,755	134,975,682
		202,129,230
IT Services — 7.0%
Adyen NV (Netherlands), 144A*	75,455	49,685,295
Mastercard, Inc. (Class A Stock)	355,486	96,539,333
PayPal Holdings, Inc.*	286,297	29,657,506
Shopify, Inc. (Canada) (Class A Stock)*(a)	72,514	22,599,713
Square, Inc. (Class A Stock)*(a)	220,618	13,667,285
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EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*(a)	187,869	$ 20,658,075
Visa, Inc. (Class A Stock)(a)	429,629	73,900,485
		306,707,692
Life Sciences Tools & Services — 1.0%
Illumina, Inc.*(a)	144,062	43,826,542
Media — 1.5%
Comcast Corp. (Class A Stock)	1,282,483	57,814,334
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	244,364	5,813,419
		63,627,753
Multiline Retail — 0.3%
Dollar Tree, Inc.*	100,855	11,513,607
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	597,252	70,834,087
Noble Energy, Inc.(a)	810,721	18,208,794
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	788,726	46,416,525
		135,459,406
Pharmaceuticals — 4.3%
AstraZeneca PLC (United Kingdom), ADR	2,534,705	112,971,802
Eli Lilly & Co.	377,959	42,267,155
Pfizer, Inc.	949,271	34,107,307
		189,346,264
Road & Rail — 1.0%
Union Pacific Corp.	273,705	44,334,736
Semiconductors & Semiconductor Equipment — 5.0%
Broadcom, Inc.	230,648	63,674,993
NVIDIA Corp.	344,433	59,955,452
QUALCOMM, Inc.	741,678	56,575,198
Texas Instruments, Inc.	286,374	37,010,976
		217,216,619
Software — 9.6%
Adobe, Inc.*	231,560	63,968,450
Coupa Software, Inc.*	79,407	10,288,765
Microsoft Corp.	1,118,465	155,500,189
salesforce.com, Inc.*	573,502	85,130,637
SAP SE (Germany), ADR(a)	295,105	34,784,026
ServiceNow, Inc.*	128,489	32,616,933
Workday, Inc. (Class A Stock)*(a)	219,117	37,241,125
		419,530,125
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	23,099	3,820,575
Lowe’s Cos., Inc.	311,744	34,279,370
		38,099,945
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	510,051	$ 114,236,122
Textiles, Apparel & Luxury Goods — 4.7%
adidas AG (Germany)	81,449	25,352,204
Kering SA (France)	76,693	39,073,273
Lululemon Athletica, Inc.*	354,641	68,279,032
NIKE, Inc. (Class B Stock)	751,761	70,605,393
		203,309,902
Trading Companies & Distributors — 0.5%
United Rentals, Inc.*	175,964	21,932,153

Total Long-Term Investments (cost $2,864,724,059)		4,330,775,739
Short-Term Investments — 7.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	35,278,077	35,278,077
PGIM Institutional Money Market Fund (cost $291,598,449; includes $290,956,071 of cash collateral for securities on loan)(b)(w)	291,618,647	291,647,809

Total Short-Term Investments (cost $326,876,526)		326,925,886

TOTAL INVESTMENTS—106.8% (cost $3,191,600,585)		4,657,701,625

Liabilities in excess of other assets — (6.8)%		(294,736,384)

Net Assets — 100.0%		$ 4,362,965,241

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $285,433,075; cash collateral of $290,956,071 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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